Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	ERICSSON LM TELEPHONE CO
Entity Central Index Key	0000717826
EBP 006 [Member]
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	ERICSSON LM TELEPHONE CO
Entity Central Index Key	0000717826
Current Fiscal Year End Date	--12-31